Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies

Note 15 - Commitments and Contingencies

The Company consults with legal counsel on matters related to litigation and other experts both within and outside the Company with respect to matters in the ordinary course of business. The Company does not have any contingent liabilities in respect of legal claims arising in the ordinary course of business.

Duo entered into a lease commitment on September 18, 2013 for its Sri Lanka office amounting to $153,564 with Happy Building Management Company for a period of 3 years. Duo entered into another lease commitment for its Indian office amounting to $1,226 on April 1, 2015 with Regus Office Center Services Pvt. Limited for a period of 1 year.

Guarantee provided by the company existed on the balance sheet date are as follows:

Date	Description	Amount
09/23/2011	Performance Bond for BOC Tender	$10,582
10/31/2011	Advance payment Bond for BOC Tender	2,116
10/09/2012	Guarantee for CEB	352
05/15/2013	Guarantee for Lanka Clear	2,224
08/10/2015	Guarantee for LOLC	1,691
07/31/2014	Guarantee for SLT	599
		$17,564

The company has not provided any guarantees other than those mentioned above.

Note17-Commitments and Contingencies

The Company consults with legal counsel on matters related to litigation and other experts both within and outside the Company with respect to matters in the ordinary course of business. The Company does not have any contingent liabilities in respect of legal claims arising in the ordinary course of business.

Duo entered into a lease commitment for its Sri Lanka office amounting to $165,240 with Happy Building Management Company for a period of 3 years. Duo entered into another lease commitment for its Indian office amounting to $1,304 on April 1, 2015 with Regus Office Center Services Pvt. Limited for a period of 1 year.

Guarantee provided by the company existed on the balance sheet date are as follows:

Date	Description	Amount
09/23/2011	Performance Bond for BOC Tender	$11,387
10/31/2011	Advance payment Bond for BOC Tender	2,277
10/09/2012	Guarantee for CEB	379
05/15/2013	Guarantee for Lanka Clear	2,392
06/18/2013	Guarantee for Mortgage Bank	152
07/31/2014	Guarantee for SLT	644

		$17,231

Duo Software (Pvt.) Limited [Member]
Commitments and Contingencies

Note15-Commitments and Contingencies

The Company consults with legal counsel on matters related to litigation and other experts both within and outside the Company with respect to matters in the ordinary course of business. The Company does not have any contingent liabilities in respect of legal claims arising in the ordinary course of business.

Duo entered into a lease commitment for its Sri Lanka office amounting to $55,080 on April 1, 2014 with Happy Building Management Company for a period of 1 year. Duo entered into another lease commitment for its Indian office amounting to $1,361 on April 1, 2014 with Regus Office Center Services Pvt. Limited for a period of 1 year.

Guarantee provided by the company existed on the balance sheet date are as follows:

Date	Description	Amount
09/23/2011	Performance Bond for BOC Tender	$11,490
10/31/2011	Advance payment Bond for BOC Tender	2,298
10/09/2012	Guarantee for CEB	383
05/15/2013	Guarantee for Lanka Clear	2,414
06/18/2013	Guarantee for Mortgage Bank	153
		$16,738